Short-Term Investment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Feb. 28, 2021
Short-Term Investment [Abstract]
Total investment				$ 8,000,000
Net asset value	$ 3,282,770		$ 3,336,256
Investment loss	$ 50,470	$ 1,349,773